LIQUIDITY	12 Months Ended
Dec. 31, 2020
LIQUIDITY
LIQUIDITY

3.       LIQUDITY

The Group’s principal sources of liquidity have been cash generated from financing and operating activities. As of December 31, 2020, the Group had RMB 3,016  (US$462) of cash and cash equivalents and a working capital deficit of RMB 22,236  (US$3,408). For the years ended December 31, 2018, 2019, and 2020, the Group incurred continuous losses of RMB 42,296, RMB 101,621 and RMB 80,565  (US$12,347), respectively. For the year ended December 31, 2020, the Group incurred RMB 58,967  (US$9,035) of negative cash flows from operations and RMB 2,482  (US$380) of cash flow used in investing activities. Management expects continuous capital financing through debt or equity issuance to supports its working capital. Subsequent to December 31, 2020, the Group closed the issuance of convertible debentures in the aggregate principal of $2,000,000 at a purchase price of $1,700,000 to certain non-U.S. investors and the Group entered into a share subscription agreement with a Chinese investor, under which the Group would issue, and the investor would acquire, a number of Class A ordinary shares in the Group for consideration of RMB12 million at a purchase price of US$4.8 per share (Note 18). The Group believes that the current cash and cash equivalents, together with the financing received subsequent to year end will be sufficient to meet the Group’s anticipated cash needs, including its cash needs for working capital and capital expenditures, for at least the next 12 months from the consolidated financial statement filing date.

The Group intend to finance its future working capital requirements and capital expenditures from cash generated from financing activities until the Group’s operating activities generate positive cash flows, if ever. The Group may, however, require additional cash due to changing business conditions or other future developments, including any investments or acquisitions the Group may decide to pursue. If the Group’s existing cash is insufficient to meet its requirements, the Company may seek to issue debt or equity securities or obtain additional credit facilities. Financing may be unavailable in the amounts it needs or on terms acceptable to the Company, if at all. Issuance of additional equity securities or equity-linked securities, including convertible debt securities, would dilute its earnings per share. The incurrence of debt would divert cash for working capital and capital expenditures to service debt obligations and could result in operating and financial covenants that restrict its operations and its ability to pay dividends to the Group’s shareholders.